Risk management - Undiscounted cash flow analysis (Details) - Liquidity risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Undiscounted cash flow analysis for financial liabilities and financial assets
Long-term loans receivable	€ 112	€ 150
Short-term loans receivable	92	62
Investments at fair value through profit and loss		326
Available-for-sale investments, including cash equivalents	4,797	5,753
Bank and cash	3,497	3,276
Derivative contracts receipts		42
Derivative contracts receipts	11,484	8,221
Derivative contracts payments	(11,330)	(7,942)
Accounts receivable	5,633	5,895
Long-term interest-bearing liabilities	(4,657)	(5,807)
Other long-term liabilities	(754)
Short-term borrowings	(313)	(372)
Derivative contracts receipts	10,278	8,948
Derivative contracts payments	(10,245)	(9,187)
Accounts payable	(3,996)	(3,781)
Loan commitments given undrawn	(495)	(223)
Loan commitments obtained undrawn	1,566	1,564
Financial instruments with call period less than three months	701	566
Accrued receivables	€ 1,247	€ 1,077
Minimum
Undiscounted cash flow analysis for financial liabilities and financial assets
Contractual period of financial instruments	3 months
Maximum
Undiscounted cash flow analysis for financial liabilities and financial assets
Call period of financial instruments	3 months	3 months
Due within 3 months
Undiscounted cash flow analysis for financial liabilities and financial assets
Long-term loans receivable	€ 21
Short-term loans receivable	6	€ 32
Available-for-sale investments, including cash equivalents	3,381	3,935
Bank and cash	3,497	3,276
Derivative contracts receipts		18
Derivative contracts receipts	10,249	6,473
Derivative contracts payments	(10,108)	(6,404)
Accounts receivable	4,297	4,430
Long-term interest-bearing liabilities	(44)	(85)
Short-term borrowings	(215)	(255)
Derivative contracts receipts	8,265	7,727
Derivative contracts payments	(8,366)	(7,867)
Accounts payable	(3,731)	(3,600)
Loan commitments given undrawn	(71)	(30)
Loan commitments obtained undrawn	(1)	(1)
Due between 3 and 12 months
Undiscounted cash flow analysis for financial liabilities and financial assets
Long-term loans receivable		2
Short-term loans receivable	86	28
Investments at fair value through profit and loss		1
Available-for-sale investments, including cash equivalents	621	1,248
Derivative contracts receipts		(6)
Derivative contracts receipts	1,235	492
Derivative contracts payments	(1,222)	(440)
Accounts receivable	1,208	1,354
Long-term interest-bearing liabilities	(95)	(140)
Short-term borrowings	(98)	(116)
Derivative contracts receipts	280	925
Derivative contracts payments	(243)	(995)
Accounts payable	(251)	(152)
Loan commitments given undrawn	(172)	(83)
Loan commitments obtained undrawn	(3)	(3)
1 to 3 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Long-term loans receivable	77	86
Short-term loans receivable		2
Investments at fair value through profit and loss		272
Available-for-sale investments, including cash equivalents	558	453
Derivative contracts receipts		30
Derivative contracts receipts		1,038
Derivative contracts payments		(962)
Accounts receivable	107	106
Long-term interest-bearing liabilities	(938)	(1,955)
Other long-term liabilities	(748)
Short-term borrowings		(1)
Derivative contracts receipts	573	248
Derivative contracts payments	(568)	(272)
Accounts payable	(9)	(29)
Loan commitments given undrawn	(174)	(110)
Loan commitments obtained undrawn	1,570	1,568
Due between 3 and 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Long-term loans receivable	4	32
Investments at fair value through profit and loss		53
Available-for-sale investments, including cash equivalents	192	117
Derivative contracts receipts		13
Derivative contracts payments		(5)
Accounts receivable	21	5
Long-term interest-bearing liabilities	(1,098)	(269)
Derivative contracts receipts	486	48
Derivative contracts payments	(467)	(53)
Accounts payable	(3)
Loan commitments given undrawn	(78)
More than 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Long-term loans receivable	10	30
Available-for-sale investments, including cash equivalents	45
Derivative contracts receipts		205
Derivative contracts payments		(131)
Long-term interest-bearing liabilities	(2,482)	€ (3,358)
Other long-term liabilities	(6)
Derivative contracts receipts	674
Derivative contracts payments	(601)
Accounts payable	€ (2)